Financial Instruments with Preferred Rights (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Series of Financings by Issuing Preferred Shares
The Group has completed a series of financings by issuing preferred shares with the following details:

Date of subscription	Round	Number of preferred shares	Subscription consideration
(In thousands)
March 3, 2016	Series Pre-A	3,109	$5,000
January 3, 2017	Series A	8,471	20,000
December 20, 2018	Series B	10,128	55,000
August 21, 2020/December 1, 2020	Series C	21,350	135,000
		43,058	$215,000

Movements of Financial Instruments with Preferred Rights
Movements of financial instruments with preferred rights during the year ended December 31, 2021 was as follows:

Fair value
(In thousands)
As of January 1, 2021	$317,473
Change in fair value recognized in profit or loss	103,983
Change in fair value due to foreign currency translation recognized in other comprehensive income	—
Converted to ordinary shares upon IPO	(421,456)
As of December 31, 2021	$—